Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
OPERATING ACTIVITIES
Net loss	$ (2,067,757)	$ (1,882,178)
Non-cash items included in net loss and other adjustments:
Amortization	159,455	79,288
Share-based compensation	350,583	182,996
Shares issued for services	165,000	36,250
Interest	2,870	0
Changes in non-cash working capital:
Sales tax receivable	185,500	(99,530)
Prepaid expenses	29,553	106,147
Accounts receivable	157,039	(169,545)
Accounts payable and accrued liabilities	498,802	199,098
Deferred revenue	(15,220)	15,220
CASH USED IN OPERATING ACTIVITIES	(534,175)	(1,532,254)
INVESTING ACTIVITIES
Purchase of property and equipment	(94,827)	(84,754)
Purchase of intangible assets	(49,850)	(333,369)
CASH USED IN INVESTING ACTIVITIES	(144,677)	(418,123)
FINANCING ACTIVITIES
Proceeds from issuance of units	495,000	1,090,085
Share issue expenses	(33,200)	(3,770)
Proceeds from promissory note	35,000	0
Share subscriptions received	50,000	0
Proceeds from exercise of options	0	595,313
CASH PROVIDED BY FINANCING ACTIVITIES	546,800	1,681,628
NET CHANGE IN CASH DURING THE YEAR	(132,052)	(268,749)
CASH, BEGINNING OF YEAR	211,302	480,051
CASH, END OF YEAR	79,250	211,302
Cash paid for interest and income taxes	0	0
Supplemental cash flow information
Shares issued for prepayment and expense for consulting fees	$ 165,000	$ 36,250